Debt - Disclosure of Debt Instrument Redemption (Detail)	12 Months Ended
	May 14, 2023	Sep. 30, 2017
2021 Senior Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage		106.00%
2021 Senior Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage		104.00%
2021 Senior Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage		102.00%
2021 Senior Notes [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
2025 Senior Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage	104.75%
2025 Senior Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage	102.375%
2025 Senior Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage	100.00%